SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	May 31, 2020	Jun. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 3,721
Adoption of IFRS 16 Leases
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 26,029